Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Profit or loss [abstract]
Revenues	$ 730,506	$ 548,372
Direct cost of revenues	398,545	277,199
Gross profit	331,961	271,173
Operating expenses
General and administrative	105,939	95,253
Research and development	140,442	121,150
Sales and marketing	250,371	216,659
Depreciation of property and equipment	5,471	4,993
Depreciation of right-of-use assets	8,244	7,743
Foreign exchange loss (gain)	(199)	611
Acquisition-related compensation	41,792	50,491
Amortization of intangible assets	101,546	91,812
Restructuring	28,683	803
Goodwill impairment	748,712	0
Total operating expenses	1,431,001	589,515
Operating loss	(1,099,040)	(318,342)
Net interest income	24,812	2,988
Loss before income taxes	(1,074,228)	(315,354)
Income tax expense (recovery)
Related to current year	2,469	1,103
Deferred	(6,688)	(28,024)
Total income tax recovery	(4,219)	(26,921)
Net loss	(1,070,009)	(288,433)
Other comprehensive income (loss)
Foreign currency differences on translation of foreign operations	(5,586)	(7,061)
Change in net unrealized gain (loss) on cash flow hedging instruments	(148)	23
Other comprehensive loss	(5,734)	(7,038)
Total comprehensive loss	$ (1,075,743)	$ (295,471)
Basic net loss per share (in USD per share)	$ (7.11)	$ (2.04)
Diluted net loss per share (in USD per share)	$ (7.11)	$ (2.04)